Shareholder Report, Average Annual Return (Details) 1014058_Franklin Focused Growth ETF_Single Class_TSR Annual {Single Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Franklin Focused Growth ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Franklin Focused Growth ETF (NAV)
Average Annual Return, Percent	17.50%	8.50%	16.17%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	18.09%	10.87%	19.73%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	18.81%	12.76%	16.77%